Financial Instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets fair value	R$ 3,102,639	R$ 1,105,089
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	303,311	791,944
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	477,585	311,779
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	2,182,408	1,366
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Derivatives [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Derivatives [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Derivatives [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investments Fund Quotas [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	13,987	140,445
Investments Fund Quotas [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	13,987	140,445
Investments Fund Quotas [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investments Fund Quotas [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investments Fund Quotas [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Letters Of Credits [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	210,891	1,073
Investment Securities Letters Of Credits [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	38,742
Investment Securities Letters Of Credits [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	172,149	1,073
Investment Securities Letters Of Credits [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Letters Of Credits [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	646,754
Investment Securities National Treasury Bills [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Bills [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Bills [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	646,754
Investment Securities National Treasury Bills [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	1,722,314	546,768
Investment Securities Financial Treasury Bills [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		237,269
Investment Securities Financial Treasury Bills [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	186,660	309,499
Investment Securities Financial Treasury Bills [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	1,535,654
Investment Securities Financial Treasury Bills [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Investment Securities National Treasury Notes [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Mexican Government Securities C E T E S [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	118,776
Mexican Government Securities C E T E S [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Mexican Government Securities C E T E S [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	118,776
Mexican Government Securities C E T E S [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Mexican Government Securities C E T E S [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Premium Bond [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		2,573
Premium Bond [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Premium Bond [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		1,207
Premium Bond [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		1,366
Premium Bond [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Repurchase Agreements Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		6,236
Repurchase Agreements Financial Treasury Bills [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		6,236
Repurchase Agreements Financial Treasury Bills [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Repurchase Agreements Financial Treasury Bills [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Repurchase Agreements Financial Treasury Bills [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value